Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of reconciliation of cash, cash equivalents and restricted cash
	September 30, 2021	September 30, 2020
Cash and Cash Equivalents	$ 40,501,929	$ 56,499,440
Restricted Cash	8,036,687	5,750,359
Total Cash, Cash Equivalents and Restricted Cash	$ 48,538,616	$ 62,249,799